Critical Accounting Judgements, Estimates and Assumptions (Details)							1 Months Ended		12 Months Ended
	Oct. 30, 2024 AUD ($) $ / shares shares	Oct. 30, 2024 USD ($) shares	May 27, 2024 AUD ($)	May 27, 2024	Oct. 31, 2023 AUD ($)	May 05, 2023 AUD ($)	Oct. 31, 2023 AUD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jul. 15, 2024 AUD ($)	Feb. 02, 2024	Jan. 03, 2023	Oct. 04, 2022 shares	Sep. 26, 2022 shares	Jun. 30, 2022 AUD ($)	Feb. 28, 2022
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Income tax expense									$ (3,546,195)	$ (3,506,220)
Cash balance									24,522	399,224						$ 162,485
Shareholders loans							$ 2,015,687			$ 1,938,287
Maturity date				Dec. 31, 2025	Dec. 31, 2024	Dec. 25, 2025				Dec. 31, 2025
Interest rate			6.00%	6.00%	12.00%	12.00%	12.00%				12.00%	6.00%	12.00%				12.00%
Repaid shareholders loans					$ 2,015,687		$ 2,015,687
Issuance of convertible notes						$ 1,000,000		$ 1,004,889	250,000
Convertible receivable			$ 1						$ 250,000
Annual interest rate				6.00%
Conversion discount rate									22.00%
Additional amount for convertible notes									$ 747,000	$ 248,954
Convertible note issued					$ 1,000,000		$ 1,000,000		1,004,889
Shares issued (in Shares) | shares	1,300,000	1,300,000												20,000	746,268
Price per share (in Dollars per share) | $ / shares	$ 4
Gross proceeds from initial public offering	$ 7,950,000	$ 5,200,000								1,431,162
Borrowings									3,843,599	2,476,705	$ 1,938,287
Convertible notes value						1,000,000
Proceeds from convertible notes									855,834	755,935
May 2023 Convertible Note [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Issuance of convertible notes			$ 1,000,000			$ 1,000,000
Going Concern 2024 [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets									3,562,838	373,551
Income tax expense									(3,546,195)	(3,506,220)
Cash balance										399,224
Convertible note issued									$ 1,000,000
Going Concern - 2023 [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets										373,551
Income tax expense										(3,506,220)
Cash balance										$ 399,224